Organization and Business Operation (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2023	Nov. 16, 2022	Feb. 11, 2021	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 23, 2023	Feb. 08, 2021	Dec. 31, 2016
Organization and Business Operation
Warrants to purchase shares of Company's Series B convertible preferred stock											342,011
Exercise price of warrants											$ 7.3097
Promissory note - related party					$ 39,103,000	$ 38,834,000	$ 11,162,000
PRIVETERRA ACQUISITION CORP.
Organization and Business Operation
Deferred underwriting commission		$ 3,767,400							$ 4,636,800
Deferred underwriting fee payable derecognized		3,767,400		$ 4,436,713	$ 4,636,800
Balance of the deferred underwriting fee payable						$ 1,255,800		$ 1,255,800
Purchase price, per unit					$ 10.00	$ 10.00
Gross proceeds from IPO							276,000,000
Gross proceeds from issuance of warrants							7,820,000
Offering Costs					$ 15,630,212	$ 15,630,212
Underwriting fees					5,520,000	5,520,000
Deferred underwriting fees					9,660,000	9,660,000
Other offering costs					450,212	450,212
Transaction cost included in operation statement					655,046	655,046
Transaction costs included in equity statement					$ 14,975,166	$ 14,975,165
Investments maximum maturity term					185 days	185 days
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension			24 months		24 months	24 months
Obligation to redeem public shares if company does not complete a business combination (as a percent)			100.00%		100.00%	100.00%
Assets trust account					$ 21,193,395
Condition for future business combination threshold net tangible assets					5,000,001
Maximum allowed dissolution expenses					100,000	$ 100,000
Promissory note - related party						150,000	$ 0
Cash operating bank account					441,377	67,909
Working capital deficit					8,868,659	$ (2,874,594)
PRIVETERRA ACQUISITION CORP. | Class A Common stock
Organization and Business Operation
Deferred underwriting commission		3,604,829			$ 4,436,713
Deferred underwriting fee payable derecognized		3,604,829
Warrants to purchase shares of Company's Series B convertible preferred stock										14,480,000
Exercise price of warrants										$ 11.50
Number of shares issued	25,597,728
Redemption price	$ 10.11
Aggregate redemption amount	$ 258,999,909
Aggregate redemption shares	2,002,272
Redemption payments	$ 20,259,152
PRIVETERRA ACQUISITION CORP. | Warrants
Organization and Business Operation
Deferred underwriting fee payable derecognized		162,571
Number of shares issuable per warrant					1	1
Exercise price of warrants					$ 11.50	$ 11.50
PRIVETERRA ACQUISITION CORP. | Warrants | Class A Common stock
Organization and Business Operation
Deferred underwriting fee payable derecognized		$ 162,571			$ 200,087
PRIVETERRA ACQUISITION CORP. | Initial Public Offering
Organization and Business Operation
Number of units sold			27,600,000
Purchase price, per unit			$ 10.00		$ 10.10	$ 10.00
Gross proceeds from IPO			$ 276,000,000
Offering Costs						$ 15,630,212
Underwriting fees			5,520,000			5,520,000
Deferred underwriting fees			9,660,000			9,660,000
Other offering costs						450,212
Payments for investment of cash in trust account			$ 276,000,000
Condition for future business combination threshold net tangible assets						$ 5,000,001
PRIVETERRA ACQUISITION CORP. | Initial Public Offering | Maximum
Organization and Business Operation
Purchase price, per unit						$ 10.10
PRIVETERRA ACQUISITION CORP. | Initial Public Offering | Private Placement Warrants
Organization and Business Operation
Price of warrant			$ 1.50			$ 1.50
PRIVETERRA ACQUISITION CORP. | Private Placement | Private Placement Warrants
Organization and Business Operation
Warrants to purchase shares of Company's Series B convertible preferred stock			5,213,333			5,213,333
Price of warrant			$ 1.50			$ 11.50
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Gross proceeds from issuance of warrants			$ 7,820,000
PRIVETERRA ACQUISITION CORP. | Over-allotment option
Organization and Business Operation
Number of units sold			3,600,000
Purchase price, per unit			$ 10.00
Price of warrant			10.00
PRIVETERRA ACQUISITION CORP. | Over-allotment option | Private Placement Warrants
Organization and Business Operation
Price of warrant			$ 1.50
PRIVETERRA ACQUISITION CORP. | Sponsor
Organization and Business Operation
Consideration received			$ 25,000
Promissory note - related party			$ 73,295